9. Other accrued expenses and liabilities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Payroll related	$ 599,706	$ 479,087	$ 329,191
Estimated property damage liability that may not be covered by insurance	393,592	393,592	300,000
Professional fees	110,000	110,000	269,710
Board fees	751,660	657,934	241,011
Other	(25,839)	57,101	109,819
Total Accounts Payable and Accrued Liabilities	$ 1,829,119	$ 1,697,714	$ 1,683,508